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THE HARTFORD CHECKS AND BALANCES FUND
THE HARTFORD CHECKS AND BALANCES FUND
Investment Objective.
The Fund seeks long-term capital appreciation and income.
Your Expenses.
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts for Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in certain classes of Hartford mutual funds or 529 plans administered by Hartford Funds Management Company, LLC. More information about these and other discounts is available from your financial professional and in the “How Sales Charges Are Calculated” section beginning on page 93 of the Fund’s statutory prospectus. Descriptions of any financial intermediary specific sales charge waivers and discounts are set forth in Appendix A to the statutory prospectus. In addition, the table and examples below do not reflect any transaction fees that may be charged by financial intermediaries or commissions that a shareholder may be required to pay directly to its financial intermediary when buying or selling Class I or Class F shares. Please contact your financial intermediary for more information regarding whether you may be required to pay a transaction fee or a commission.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees - THE HARTFORD CHECKS AND BALANCES FUND	Class A		Class C	Class I	Class R3	Class R4	Class R5	Class F
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	5.50%		none	none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of purchase price or redemption proceeds, whichever is less)	none	[1]	1.00%	none	none	none	none	none
[1]	For investments over $1 million, a 1.00% maximum deferred sales charge may apply.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - THE HARTFORD CHECKS AND BALANCES FUND		Class A	Class C	Class I	Class R3	Class R4	Class R5	Class F
Management fees		none	none	none	none	none	none	none
Distribution and service (12b-1) fees		0.25%	1.00%	none	0.50%	0.25%	none	none
Other expenses		0.14%	0.16%	0.13%	0.25%	0.18%	0.16%	0.04%
Acquired fund fees and expenses		0.54%	0.54%	0.54%	0.54%	0.54%	0.54%	0.54%
Total annual fund operating expenses	[1]	0.93%	1.70%	0.67%	1.29%	0.97%	0.70%	0.58%
[1]	"Total annual fund operating expenses" do not correlate to the ratio of expenses to average net assets that is disclosed in the Fund's annual report in the financial highlights table, which reflects the operating expenses of the Fund and does not include acquired fund fees and expenses.

Example.
The examples below are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that:

You invest $10,000

Your investment has a 5% return each year

The Fund’s operating expenses remain the same

You reinvest all dividends and distributions

You pay any deferred sales charge due for the applicable period.

Your actual costs may be higher or lower. Based on these assumptions, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Expense Example - THE HARTFORD CHECKS AND BALANCES FUND - USD ($)	Year 1	Year 3	Year 5	Year 10
Class A	640	830	1,036	1,630
Class C	273	536	923	2,009
Class I	68	214	373	835
Class R3	131	409	708	1,556
Class R4	99	309	536	1,190
Class R5	72	224	390	871
Class F	59	186	324	726

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption - THE HARTFORD CHECKS AND BALANCES FUND - USD ($)	Year 1	Year 3	Year 5	Year 10
Class A	640	830	1,036	1,630
Class C	173	536	923	2,009
Class I	68	214	373	835
Class R3	131	409	708	1,556
Class R4	99	309	536	1,190
Class R5	72	224	390	871
Class F	59	186	324	726

Portfolio Turnover.
The Fund will pay transaction costs, such as commissions, when it buys and sells shares of the Hartford Total Return Bond ETF (or “turns over” its portfolio). The Fund will not incur transaction costs when it buys and sells shares of the other Underlying Funds (as defined below), but it could incur transaction costs if it were to buy and sell other types of securities directly. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund’s performance. During the fiscal year ended October 31, 2019, the Fund’s portfolio turnover rate was 28% of the average value of its portfolio.

Principal Investment Strategy.
The Fund seeks its investment objective through investment in a combination of Hartford Funds (“Underlying Funds”). The Fund will allocate its assets to the Underlying Funds as follows: (1) one third to The Hartford Capital Appreciation Fund, (2) one third to The Hartford Dividend and Growth Fund, and (3) one third to the Hartford Total Return Bond ETF. The Hartford Capital Appreciation Fund invests primarily in stocks selected on the basis of potential for capital appreciation and may invest in securities of any market capitalization, but tends to focus on medium and large companies. The Hartford Dividend and Growth Fund invests primarily in a portfolio of equity securities that typically have above average dividend yields. The Hartford Dividend and Growth Fund tends to focus on securities of larger, well-established companies with market capitalizations similar to those of companies in the S&P 500 Index. Hartford Total Return Bond ETF under normal circumstances invests at least 80% of its net assets in bonds. Although the Hartford Total Return Bond ETF may invest in securities and other instruments of any maturity or duration, it normally invests in debt securities with a maturity of at least one year. There is no limit on the average maturity of the Hartford Total Return Bond ETF's portfolio.

The Fund will not be actively managed, and the Fund’s assets will be maintained as close to one-third in each Underlying Fund as is reasonably practicable, and within 5% of the target allocation. The Fund’s strategy provides a system of  “checks and balances” that provides diversification and prevents a single investment strategy from dominating the Fund.

PRINCIPAL RISKS.
The principal risks of investing in the Fund are described below. When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. As with any fund, there is no guarantee that the Fund will achieve its investment objective.

Fund of Funds Risk −The Fund’s investment performance is directly related to the investment performance of the Underlying Funds it holds and changes in the value of such Underlying Funds may have a significant effect on the net asset value of the Fund. If one or more Underlying Funds fail to meet their investment objectives, the Fund's performance could be negatively affected. By investing in the Fund, you will indirectly bear fees and expenses charged by the Underlying Funds, in addition to the Fund’s direct fees and expenses. Management of the Fund entails potential conflicts of interest because the Fund invests in affiliated Underlying Funds. To mitigate these conflicts, the Investment Manager has implemented a conflicts of interest policy. The Fund is also subject to the risks associated with the Underlying Funds in proportion to its investment. The risks of the Underlying Funds include risks specific to their strategies, such as:

Fixed Income Risk - Risks related to fixed income investments include credit risk, interest rate risk and call risk, among others. Credit risk is the risk that the issuer of a security or other instrument will not be able to make principal and interest payments when due. Interest rate risk is the risk that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall. Call risk is the risk that an issuer, especially during a period of falling interest rates, may redeem a security by repaying it early, which may reduce an Underlying Fund’s income if the proceeds are reinvested at lower interest rates. The risks associated with mortgage related- and asset-backed securities as well as collateralized loan obligations (CLOs) include credit, interest-rate, prepayment, liquidity, default and extension risks. The purchase of securities in the To-Be-Announced (TBA) market can result in additional price and counterparty risk.

Equity Risk - The risk that the price of equity or equity related securities may decline due to changes in a company's financial condition and overall market and economic conditions. The securities of mid capitalization companies involve greater risks than stocks of larger, more established companies and may be subject to more abrupt or erratic price movements. Different investment styles may go in and out favor, which may cause a fund to underperform the broader stock market. For dividend-paying stocks, dividends are not guaranteed and may decrease without notice.

Foreign Investments, Emerging Markets and Currency Risk - Investments in foreign securities may be riskier than investments in U.S. securities. Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries and regions, may affect the value of an Underlying Fund’s investments in foreign securities. The risks related to investing in foreign securities are generally greater with respect to investments in companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets. Changes in currency exchange rates may also adversely affect an Underlying Fund’s foreign investments.

Derivatives Risk - Derivatives are instruments whose value depends on, or is derived from, the value of an underlying asset, reference rate or index. Derivatives may be riskier than other types of investments because they may be more sensitive to changes in economic or market conditions than other types of investments and could result in losses that significantly exceed an Underlying Fund’s original investment. Successful use of derivative instruments by an Underlying Fund depends on the sub-adviser’s judgment with respect to a number of factors and such Underlying Fund’s performance could be worse and/or more volatile than if it had not used these instruments. In addition, the fluctuations in the value of derivatives may not correlate perfectly with the value of any portfolio assets being hedged, the performance of the asset class to which the sub-adviser seeks exposure, or the overall securities markets.

Liquidity Risk - The risk that the market for a particular investment or type of investment is or becomes relatively illiquid, making it difficult for an Underlying Fund to sell that investment at an advantageous time or price. Illiquidity may be due to events relating to the issuer of the securities, market events, rising interest rates, economic conditions or investor perceptions. Illiquid securities may be difficult to value and their value may be lower than the market price of comparable liquid securities, which would negatively affect an Underlying Fund's performance.

ETF Specific Risk - ETFs are also subject to the following risks: (i) the market price of an ETF’s shares may trade above or below net asset value; (ii) there may be an inactive trading market for an ETF; and (iii) trading of an ETF’s shares may be halted, delisted, or suspended on the listing exchange. The Fund will pay brokerage commissions in connection with the purchase and sale of shares of ETFs.

Passive Investment Management Risk −The Fund is not actively managed. As a result, the Fund may underperform actively managed funds that may shift their portfolio assets to take advantage of market opportunities or lessen the impact of a market decline.

Market Risk −Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Securities of a company may decline in value due to its financial prospects and activities, including certain operational impacts, such as data breaches and cybersecurity attacks. Securities may also decline in value due to general market and economic movements and trends, including adverse changes to credit markets.

Large Shareholder Transaction Risk −The Fund may experience adverse effects when certain large shareholders redeem or purchase large amounts of shares of the Fund. Such redemptions may cause the Fund to sell securities at times when it would not otherwise do so or borrow money (at a cost to the Fund), which may negatively impact the Fund's performance and liquidity. Similarly, large purchases may adversely affect the Fund’s performance to the extent that the Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs.

The Fund is subject to certain other risks. For more information regarding risks and investments, please see “Additional Information Regarding Investment Strategies and Risks” and "More Information About Risks" in the Fund’s statutory prospectus.

PAST PERFORMANCE.
The performance information indicates the risks of investing in the Fund. Keep in mind that past performance does not indicate future results. Updated performance information is available at hartfordfunds.com. The returns in the bar chart and table:

Assume reinvestment of all dividends and distributions

Reflect fee waivers and/or expense limitation arrangements, if any. Absent any applicable fee waivers and/or expense limitation arrangements, performance would have been lower.

The bar chart:

Shows how the Fund’s total return has varied from year to year

Returns do not include sales charges. If sales charges were reflected, returns would have been lower

Shows the returns of Class A shares. Returns for the Fund’s other classes differ only to the extent that the classes do not have the same expenses.

Total returns by calendar year (excludes sales charges)

Highest/Lowest quarterly results during the periods shown in the bar chart were: Highest 10.15% (1st quarter, 2019) Lowest -11.21% (3rd quarter, 2011)
Average Annual Total Returns.
Average annual total returns for periods ending December 31, 2019 (including sales charges)
The table below shows returns for the Fund over time compared to those of the Fund’s blended benchmark and three broad-based market indices. The blended benchmark is calculated by Hartford Funds Management Company, LLC. After-tax returns, which are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes, are shown only for Class A shares and will vary for other classes. Actual after-tax returns, which depend on an investor’s particular tax situation, may differ from those shown and are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Average Annual Returns - THE HARTFORD CHECKS AND BALANCES FUND	Label	1 Year		5 Years		10 Years
Class A	Class A - Return Before Taxes	15.67%		6.45%		8.35%
Class C	Class C - Return Before Taxes	20.55%		6.88%		8.15%
Class I	Class I - Return Before Taxes	22.84%		7.94%		9.24%
Class R3	Class R3 - Return Before Taxes	22.05%		7.29%		8.58%
Class R4	Class R4 - Return Before Taxes	22.42%		7.62%		8.90%
Class R5	Class R5 - Return Before Taxes	22.50%		7.90%		9.21%
Class F	Class F - Return Before Taxes	22.82%	[1]	7.98%	[1]	9.26%	[1]
After Taxes on Distributions | Class A	Class A - After Taxes on Distributions	13.40%		3.66%		6.19%
After Taxes on Distributions and Sale of Fund Shares | Class A	Class A - After Taxes on Distributions and Sale of Fund Shares	10.33%		4.38%		6.20%
33.4% Russell 3000 Index/ 33.3% S&P 500 Index/ 33.3% Bloomberg Barclays U.S. Aggregate Bond Index	33.4% Russell 3000 Index/ 33.3% S&P 500 Index/ 33.3% Bloomberg Barclays U.S. Aggregate Bond Index	23.59%		8.80%		10.38%
Russell 3000 Index (reflects no deduction for fees, expenses or taxes)	Russell 3000 Index (reflects no deduction for fees, expenses or taxes)	31.02%		11.24%		13.42%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	S&P 500 Index (reflects no deduction for fees, expenses or taxes)	31.49%		11.70%		13.56%
Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	Bloomberg Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	8.72%		3.05%		3.75%
[1]	Class F shares commenced operations on February 28, 2017 and performance prior to that date reflects the performance of Class I shares. Performance prior to an inception date of a class has not been adjusted to reflect the operating expenses of such class. If the performance were adjusted, it may have been higher or lower.